Earnings Per Share - Schedule of Calculation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Weighted number of outstanding shares	186,479,342	187,827,437	187,382,557	187,522,182
Number of shares with dilutive effects	0		0
Weighted number of outstanding shares (diluted and undiluted)	186,479,342	187,827,437	187,382,557	187,522,182
Profit attributable to ordinary shareholders	€ 129,228	€ 74,640	€ 254,460	€ 139,137
Basic	€ 0.69	€ 0.4	€ 1.36	€ 0.74
Diluted	€ 0.69	€ 0.4	€ 1.36	€ 0.74